Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 5,925,688	R$ 5,621,769
Financial investments and derivative financial instruments	292,934	520,352
Trade receivables	3,921,790	4,149,111
Reseller financing	504,862	559,825
Trade receivables - sale of subsidiaries	924,364	184,754
Inventories	4,291,431	4,906,083
Recoverable taxes	1,462,269	1,610,312
Recoverable income and social contribution taxes	171,051	96,134
Dividends receivable	3,572	4,296
Other receivables	263,806	174,153
Prepaid expenses	99,922	123,699
Contractual assets with customers - exclusivity rights	787,206	614,112
Total current assets	18,648,895	18,564,600
Non-current assets
Financial investments and derivative financial instruments	951,941	442,841
Trade receivables	13,216	61,463
Reseller financing	550,641	501,522
Trade receivables - sale of subsidiaries	0	911,811
Related parties	31,892	0
Deferred income and social contribution taxes	1,255,134	898,235
Recoverable taxes	2,741,370	2,172,959
Recoverable income and social contribution taxes	225,354	403,383
Escrow deposits	1,032,717	946,383
Indemnification asset - business combination	124,927	126,558
Other receivables and other assets	155,818	61,433
Prepaid expenses	73,387	74,813
Contractual assets with customers - exclusivity rights	1,475,302	1,591,479
Investments in subsidiaries, joint ventures and associates	318,356	111,384
Right-of-use assets, net	1,711,526	1,791,377
Property, plant and equipment, net	6,387,581	5,862,413
Intangible assets, net	2,553,917	1,918,349
Total non-current assets	19,603,079	17,876,403
Total assets	38,251,974	36,441,003
Current liabilities
Trade payables	4,682,671	4,710,952
Trade payables - reverse factoring	1,039,366	2,666,894
Loans, financing and derivative financial instruments	1,075,672	869,067
Debentures	917,582	2,491,610
Salaries and related charges	494,771	460,906
Taxes payable	168,730	192,430
Dividends payable	334,641	48,525
Income and social contribution taxes payable	551,792	315,053
Post-employment benefits	23,612	21,809
Provision for decarbonization credit	741,982	272,969
Provisions for tax, civil and labor risks	45,828	22,837
Leases payable	311,426	225,034
Financial liabilities of customers	157,615	154,405
Other payables	683,970	313,761
Total current liabilities	11,229,658	12,766,252
Non-current liabilities
Loans, financing and derivative financial instruments	5,585,372	4,845,393
Debentures	4,189,391	3,544,291
Related parties	3,118	3,492
Deferred income and social contribution taxes	206	299
Post-employment benefits	241,211	193,747
Provisions for tax, civil and labor risks	1,258,302	1,017,335
Leases payable	1,212,508	1,298,735
Financial liabilities of customers	151,319	296,181
Subscription warrants - indemnification	87,299	42,776
Provision for unsecured liabilities of subsidiaries, joint ventures and associates	256	157
Other payables	263,508	257,377
Total non-current liabilities	12,992,490	11,499,783
Equity
Share capital	6,621,752	5,171,752
Equity instrument granted	75,925	43,987
Capital reserve	597,828	599,461
Treasury shares	(470,510)	(479,674)
Revaluation reserve of subsidiaries	3,802	3,975
Profit reserves	6,389,559	6,111,136
Accumulated other comprehensive income	154,108	179,974
Additional dividends to the minimum mandatory dividends	134,031	78,130
Equity attributable to:
Shareholders of Ultrapar	13,506,495	11,708,741
Non-controlling interests in subsidiaries	523,331	466,227
Total equity	14,029,826	12,174,968
Total liabilities and equity	R$ 38,251,974	R$ 36,441,003